Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2018	December 31, 2017

Office equipment and furniture	$128,555	$130,812
Vehicle	719,685	-
Leasehold improvement	49,373	52,187
Subtotal	897,613	182,999
Less: accumulated depreciation and amortization	(173,836)	(99,477)
Total	$723,777	$83,522

Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 amounted to $82,872, $57,603 and $38,973, respectively.